Annual Total Returns[BarChart] - SA Dogs of Wall Street Portfolio - Class 1	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	12.63%	13.83%	36.63%	10.79%	2.10%	17.91%	18.79%	(0.29%)	24.79%	7.51%